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SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-2932

Morgan Stanley High Yield Securities Inc.

(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York	10020
(Address of principal executive offices)	(Zip code)

Barry Fink Esq.
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York  10020

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-869-6397

Date of fiscal year end:  8/31

Date of reporting period:  6/30/04

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-02932

Reporting Period: 07/01/2003 - 06/30/2004

Morgan Stanley High Yield Securities Inc

MORGAN STANLEY HIGH YIELD SECURITIES FUND

ANACOMP, INC

Ticker:	ANCPA	Security ID:	03237E108
Meeting Date:	FEB 26, 2004	Meeting Type:	Proxy Contest
Record Date:	JAN 12, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Edward P. Smoot	For	For	Management
1.2	Elect Director Jeffrey R. Cramer	For	For	Management
1.3	Elect Director Gary J. Fernandes	For	For	Management
1.4	Elect Director Mark K. Holdsworth	For	For	Management
1.5	Elect Director Fred G. Jager	For	For	Management
1.6	Elect Director James F. McGovern	For	For	Management
1.7	Elect Director Michael E. Tennenbaum	For	For	Management
2	Amend Articles to Delete Inapplicable Provision	For	For	Management
3	Approve Non-Employee Director Omnibus Stock Plan	For	For	Management
4	Approve Omnibus Stock Plan	For	For	Management
5	Ratify Auditors	For	For	Management
6	Adjourn Meeting	For	Against	Management
1.1	Elect Director Raymond L. Steele	For	None	Management
1.2	Elect Director Frank L. Bellis, Jr.	For	None	Management
2	Amend Articles to Delete Inapplicable Provision	For	None	Management
3	Approve Non-Employee Director Omnibus Stock Plan	For	None	Management
4	Approve Omnibus Stock Plan	For	None	Management
5	Ratify Auditors	For	None	Management
6	Adjourn Meeting	Against	None	Management

COVAD COMMUNICATIONS GROUP, INC

Ticker:	COVD	Security ID:	222814204
Meeting Date:	AUG 14, 2003	Meeting Type:	Annual
Record Date:	JUN 16, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Larry Irving	For	For	Management
1.2	Elect Director Richard A. Jalkut	For	For	Management
1.3	Elect Director Daniel C. Lynch	For	For	Management
2	Approve Employee Stock Purchase Plan	For	For	Management
3	Ratify Auditors	For	For	Management

ORBITAL SCIENCES CORP.

Ticker:	ORB	Security ID:	685564106
Meeting Date:	APR 30, 2004	Meeting Type:	Annual
Record Date:	MAR 8, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Edward F. Crawley	For	For	Management
1.2	Elect Director Lennard A. Fisk	For	For	Management
1.3	Elect Director Garrett E. Pierce	For	For	Management
1.4	Elect Director David W. Thompson	For	For	Management

XO COMMUNICATIONS, INC.

Ticker:	XOCM	Security ID:	983764838
Meeting Date:	MAY 27, 2004	Meeting Type:	Annual
Record Date:	APR 16, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Carl C. Icahn	For	Withhold	Management
1.2	Elect Director Carl J. Grivner	For	Withhold	Management
1.3	Elect Director Andrew R. Cohen	For	Withhold	Management
1.4	Elect Director Adam Dell	For	For	Management
1.5	Elect Director Vincent J. Intrieri	For	Withhold	Management
1.6	Elect Director Keith Meister	For	Withhold	Management
2	Approve Omnibus Stock Plan	For	For	Management
3	Ratify Auditors	For	For	Management

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Securities Inc.

By (Signature and Title)*	/s/ Ronald E. Robison

Principal Executive Officer

Date	August 27, 2004

* Print the name and title of each signing officer under his or her signature.